UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1.  Name and address of issuer:   Investors Life Insurance
                                  One Midland Plaza
                                  Sioux Falls, SD  57193

2.  Name of each series or class of funds for which this notice is filed:

      Investors Life Separate Account B

3.  Investment Company Act File Number:
      33-77752

    Securities Act File Number:
      811-8478

4.  Last day of fiscal year for which this notice is filed:

      December 31, 1999

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if application (see Instruction A.6):

      N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

      $00.00

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      $00.00

11. Number and aggregate sale price of securities issue during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      NONE

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold
         during the fiscal year in reliance on rule    $   00.00
         24f-2 (from Item 10):

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment      +         0
          plans (from Item 11, if applicable):

     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year        -         0
           (if applicable):

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as      +         0
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold
         and issued during the fiscal year in              00.00
         reliance on rule 24f-2 [line (i), plus
         line (ii), less line (iii), plus line
         (iv)] (if applicable):

     (vi) Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other        x     .00034483
          applicable law or regulation (see
          Instruction C.6):

     (vii) Fee due [line (i), or line (v) multiplied
           by line (vi)]:                                    100.00

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
Informal and Other Procedures (17 CFR 202.3a).          X

    Date of mailing or wire transfer of filing fees to the Commission's
lockbox depository:   February 25, 2000





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  	__/s/_Thomas_M._Meyer__
                              Thomas M. Meyer
                           	Senior VP and Chief Financial Officer

Date  	February 22, 2000



*Please print the name and title of the signing officer below the signature.

February 11, 2000



Investors Life Insurance Company of Nebraska
Separate Account B
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

RE:  File No. 33-77752

Gentlemen:

This opinion is furnished in connection with the preparation and filing with the Securities and Exchange Commission of the above referenced Rule 24f-2 Notice of Investors Life Insurance Company Separate Account B (the "Account"), pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Rule 24f-2 Notice is being filed with respect to individual variable life insurance policies issued by the Account on or before December 31, 1999 (the "Policies").

I have determined that appropriate action has been taken to register or qualify the sale of the Policies under any applicable state or federal laws or regulations pertaining to offerings and sales of the Policies. I also reviewed that the Account received the authorized payment for the Policies in accordance with the terms described in the Account's Registration Statement on Form S-6 (File No. 33-77752) under the Securities
Act of 1933.

Based on the foregoing, it is my opinion the Policies, the registration of which the Rule 24f-2 Notice makes definite in amount, were legally issued, fully paid and non-assessable.

I consent to this opinion accompanying the Rule 24f-2 Notice when filed with the Securities and Exchange Commission.

Sincerely,


_/s/_Jack_L._Briggs__
Jack L. Briggs
Vice President, Secretary
and General Counsel